Other operating items - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of long-lived assets	$ 152	$ 1,230
Gain on disposal relating to the disputed West Mira BOP	11	$ 0
PT Duta Marina
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received	7
West Mira BOP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal relating to the disputed West Mira BOP	$ 4